Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Other Administrative Expenses
Other administrative expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Wages and salaries	￦	1,075,873	1,156,456	1,212,005
Expenses related to post-employment benefits		84,582	92,667	136,211
Other employee benefits		230,909	273,482	300,425
Travel		39,661	47,945	47,681
Depreciation		148,639	159,836	173,507
Amortization		90,069	96,004	113,130
Communication		10,890	11,956	13,472
Electricity		9,563	12,242	15,618
Taxes and public dues		95,976	100,639	94,658
Rental		36,732	48,243	45,440
Repairs		17,343	17,787	16,502
Entertainment		13,741	15,490	13,993
Advertising		103,551	107,223	102,271
Research & development		179,714	175,167	207,557
Service fees		225,072	234,815	268,701
Vehicles maintenance		7,102	7,660	7,880
Industry association fee		11,624	11,096	12,578
Conference		20,259	19,876	22,797
Bad debt expenses (reversal)		24,791	(17,785)	134,230
Others		78,666	81,103	65,822

	￦	2,504,757	2,651,902	3,004,478

Summary of Selling Expenses
(b)	Selling expenses
Selling expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Freight and custody	￦	77,427	55,531	34,554
Operating expenses for distribution center		2,507	4,534	1,995
Sales commissions		75,012	68,138	102,114
Sales advertising		5,782	4,083	4,304
Sales promotion		19,388	9,503	9,887
Sample		2,052	2,234	2,436
Sales insurance premium		39,018	31,622	32,139
Contract cost		57,661	46,140	35,124
Others		15,635	11,794	12,335

	￦	294,482	233,579	234,888